Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000252269 | 78467X109 | State Street SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000252269 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000252269 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252269 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252269 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000252269 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252269 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000236830 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236830 | 81369Y100 | State Street Materials Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000236830 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236830 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000236830 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236830 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000236830 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000236830 | 81369Y407 | State Street Consumer Discretionary Select Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000236830 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236830 | 81369Y860 | State Street Real Estate Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236830 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236830 | Fixed Income - Other78468R663
Holdings [Line Items]
Percent of Total Investments	100.00%